Related Parties Balances and Transactions (Schedule of Related Party Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Employee and related expenses	$ 1,560	$ 653
Accrued expenses	3,378	555
Related Party [Member]
Related Party Transaction [Line Items]
Employee and related expenses	891	278
Accrued expenses	58	72
Related Party Payables	$ 949	$ 350